25. Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2019
Changes in equity [abstract]
Schedule of former stock option plan, stock option plan and compensation plan

Information on the plans are summarized below:

					2019
					Number of options (in thousands)
Series granted	Grant date	1st date of exercise	Exercise price at the grant date	Granted	Exercised	Cancelled	Expired	Outstanding
B3	05/30/2016	05/30/2019	0.01	823	(658)	(77)	(88)	-
C3	05/30/2016	05/30/2019	37.21	823	(640)	(110)	(73)	-
B4	05/31/2017	05/31/2020	0.01	537	(211)	(54)	-	272
C4	05/31/2017	05/31/2020	56.78	537	(209)	(55)	-	273
B3 -Tranche2	04/27/2018	05/30/2019	0.01	95	(95)	-	-	-
C3 -Tranche2	04/27/2018	05/30/2019	56.83	95	(95)	-	-	-
B5	05/31/2018	05/31/2021	0.01	594	(116)	(37)	-	441
C5	05/31/2018	05/31/2021	62.61	594	(115)	(38)	-	441
B6	05/31/2019	05/31/2022	0.01	434	(3)	(17)	-	414
C6	05/31/2019	05/31/2022	70.62	331	(2)	(17)	-	312
				4,863	(2,144)	(405)	(161)	2,153

Schedule of maximum percentage of interest dilution

The table below shows the dilutive effect if all options granted were exercised:

	2019	2018

Number of shares	267,997	266,845
Balance of effective stock options granted	2,153	2,755
Maximum percentage of dilution	0.80%	1.03%

Schedule of stock option activity

The expectation of remaining average life of the series outstanding at December 31, 2019 is 1.50 year (1.25 year at December 31, 2018). The weighted average fair value of options granted at December 31, 2019 was R$56.41 (R$45.24 at December 31, 2018).

	Shares in thousands	Weighted average of exercise price	Weighted average of remaining contractual term

At December 31, 2018
Granted during the period	1,378	30.91
Cancelled during the period	(229)	38.64
Exercised during the period	(697)	31.96
Expired during the period	(236)	68.62
Outstanding at the end of the period	2,755	26.03	1.37
Total to be exercised at December 31, 2018	2,755	26.03	1.37

At December 31, 2019
Granted during the period	765	30.55
Cancelled during the period	(126)	31.75
Exercised during the period	(1,080)	21.55
Expired during the period	(161)	16.74
Outstanding at the end of the period	2,153	30.25	1.50
Total to be exercised at December 31, 2019	2,153	30.25	1.50

Schedule of dividends proposed

Company’s management has proposed dividends, considering the interest on own capital paid in a net amount of R$32 to its shareholders which was attributable to the minimum dividend and calculated as follows:

	Proposed dividends
	2019	2018
		Restated

Net income for the year	790	1,149
Legal reserve	(39)	(60)
Governmental subsidy reserve	-	(10)
Calculation basis of dividends	751	1,079
Mandatory minimum dividends – 25%	188	270
Additional dividends	-	11

Payment of interim dividends as interest on own capital, net of withholding taxes	(32)	(225)
Dividends payable	156	56